UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1 – Schedule of Investments.

Statement of Investments

Conservative ETF Asset Allocation Portfolio

As of March 31, 2013 (Unaudited)

		Shares	Value

Exchange Traded Funds - 98.84%
iShares - 21.83%
Barclays TIPS Bond Fund		32,849	$3,982,941
S&P 500® Index Fund		22,297	3,507,987
S&P MidCap 400® Index Fund		10,625	1,222,619

Total iShares			8,713,547

Other - 77.01%
GreenHaven Continuous Commodity Index Fund(1)		28,135	793,688
PIMCO Enhanced Short Maturity ETF		23,470	2,382,674
SPDR® Barclays Capital High Yield Bond ETF		43,605	1,792,602
Vanguard MSCI EAFE ETF		65,595	2,389,626
Vanguard Short-Term Bond ETF		166,817	13,510,509
Vanguard Total Bond Market ETF		117,923	9,863,080

Total Other			30,732,179

Total Exchange Traded Funds (Cost $37,908,692)			39,445,726

7-Day Yield		Shares	Value

Short-Term Investments - 1.23%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.092%	492,505	$492,505

Total Short-Term Investments (Cost $492,505)			492,505

Total Investments - 100.07% (Total cost $38,401,197)			39,938,231

Liabilities in Excess of Other Assets - (0.07)%			(29,105)

Net Assets - 100.00%			$39,909,126

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Statement of Investments

Income and Growth ETF Asset Allocation Portfolio

As of March 31, 2013 (Unaudited)

		Shares	Value

Exchange Traded Funds - 99.03%
iShares - 30.92%
Barclays TIPS Bond Fund		73,673	$8,932,851
MSCI EAFE Small Cap Index Fund		56,540	2,485,498
S&P 500® Index Fund		116,438	18,319,191
S&P MidCap 400® Index Fund		64,430	7,413,960

Total iShares			37,151,500

Other - 68.11%
GreenHaven Continuous Commodity Index Fund(1)		124,640	3,516,094
PIMCO Enhanced Short Maturity ETF		46,460	4,716,619
SPDR® Barclays Capital High Yield Bond ETF		115,375	4,743,066
Vanguard MSCI EAFE ETF		278,260	10,137,012
Vanguard MSCI Emerging Markets ETF		54,616	2,342,480
Vanguard Short-Term Bond ETF		346,629	28,073,483
Vanguard Small-Cap ETF		35,025	3,192,529
Vanguard Total Bond Market ETF		300,428	25,127,798

Total Other			81,849,081

Total Exchange Traded Funds (Cost $110,995,577)			119,000,581

	7-Day Yield	Shares	Value

Short-Term Investments - 1.14%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.092%	1,363,477	$1,363,477

Total Short-Term Investments (Cost $1,363,477)			1,363,477

Total Investments - 100.17% (Total cost $112,359,054)			120,364,058

Liabilities in Excess of Other Assets - (0.17)%			(199,077)

Net Assets - 100.00%			$120,164,981

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Statement of Investments

Balanced ETF Asset Allocation Portfolio

As of March 31, 2013 (Unaudited)

		Shares	Value

Exchange Traded Funds - 98.66%
iShares - 35.31%
Barclays TIPS Bond Fund		74,931	$9,085,384
MSCI EAFE Small Cap Index Fund		132,030	5,804,039
S&P 500® Index Fund		239,286	37,646,866
S&P MidCap 400® Index Fund		173,170	19,926,672

Total iShares			72,462,961

Other - 63.35%
GreenHaven Continuous Commodity Index Fund(1)		208,795	5,890,107
PIMCO Enhanced Short Maturity ETF		18,830	1,911,621
SPDR® Barclays Capital High Yield Bond ETF		170,125	6,993,839
Vanguard MSCI EAFE ETF		681,395	24,823,220
Vanguard MSCI Emerging Markets ETF		175,319	7,519,432
Vanguard REIT ETF		72,443	5,109,405
Vanguard Short-Term Bond ETF		350,215	28,363,913
Vanguard Small-Cap ETF		128,988	11,757,256
Vanguard Total Bond Market ETF		449,926	37,631,811

Total Other			130,000,604

Total Exchange Traded Funds (Cost $184,634,588)			202,463,565

	7-Day Yield	Shares	Value

Short-Term Investments - 1.06%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.092%	2,179,154	$2,179,154

Total Short-Term Investments (Cost $2,179,154)			2,179,154

Total Investments - 99.72% (Total cost $186,813,742)			204,642,719

Other Assets in Excess of Liabilities - 0.28%			575,218

Net Assets - 100.00%			$205,217,937

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Statement of Investments

Growth ETF Asset Allocation Portfolio

As of March 31, 2013 (Unaudited)

		Shares	Value

Exchange Traded Funds - 99.75%
iShares - 38.59%
MSCI EAFE Small Cap Index Fund		145,350	$6,389,586
S&P 500® Index Fund		232,332	36,552,793
S&P MidCap 400® Index Fund		201,940	23,237,236

Total iShares			66,179,615

Other - 61.16%
GreenHaven Continuous Commodity Index Fund(1)		237,900	6,711,159
Vanguard MSCI EAFE ETF		788,065	28,709,208
Vanguard MSCI Emerging Markets ETF		223,429	9,582,870
Vanguard REIT ETF		77,797	5,487,022
Vanguard Short-Term Bond ETF		256,448	20,769,724
Vanguard Small-Cap ETF		154,281	14,062,713
Vanguard Total Bond Market ETF		234,031	19,574,353

Total Other			104,897,049

Total Exchange Traded Funds (Cost $153,180,497)			171,076,664

	7-Day Yield	Shares	Value

Short-Term Investments - 0.30%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.092%	507,188	$507,188

Total Short-Term Investments (Cost $507,188)			507,188

Total Investments - 100.05% (Total cost $153,687,685)			171,583,852

Liabilities in Excess of Other Assets - (0.05)%			(85,321)

Net Assets - 100.00%			$171,498,531

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Statement of Investments

Aggressive Growth ETF Asset Allocation Portfolio

As of March 31, 2013 (Unaudited)

		Shares	Value

Exchange Traded Funds - 99.51%
iShares - 39.97%
MSCI EAFE Small Cap Index Fund		60,920	$2,678,043
S&P 500® Index Fund		73,876	11,622,911
S&P MidCap 400® Index Fund		70,885	8,156,737

Total iShares			22,457,691

Other - 59.54%
GreenHaven Continuous Commodity Index Fund(1)		98,010	2,764,862
Vanguard MSCI EAFE ETF		301,985	11,001,314
Vanguard MSCI Emerging Markets ETF		88,507	3,796,065
Vanguard REIT ETF		31,794	2,242,431
Vanguard Short-Term Bond ETF		39,310	3,183,717
Vanguard Small-Cap ETF		58,283	5,312,495
Vanguard Total Bond Market ETF		61,606	5,152,726

Total Other			33,453,610

Total Exchange Traded Funds (Cost $50,235,946)			55,911,301

7-Day Yield		Shares	Value

Short-Term Investments - 0.60%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.092%	335,329	$335,329

Total Short-Term Investments (Cost $335,329)			335,329

Total Investments - 100.11% (Total cost $50,571,275)			56,246,630

Liabilities in Excess of Other Assets - (0.11)%			(62,547)

Net Assets - 100.00%			$56,184,083

(1)	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Ibbotson ETF Allocation Series	Notes to Quarterly Statements of Investments
March 31, 2013 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

ALPS Variable Investment Trust (the “Trust”), formerly known as Financial Investors Variable Insurance Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investment as of March 31, 2013:

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$39,445,726	$–	$–	$39,445,726
Short-Term Investments	492,505	–	–	492,505

Total	$39,938,231	$–	$–	$39,938,231

Ibbotson Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$119,000,581	$–	$–	$119,000,581
Short-Term Investments	1,363,477	–	–	1,363,477

Total	$120,364,058	$–	$–	$120,364,058

Ibbotson Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$202,463,565	$–	$–	$202,463,565
Short-Term Investments	2,179,154	–	–	2,179,154

Total	$204,642,719	$–	$–	$204,642,719

Ibbotson Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$171,076,664	$–	$–	$171,076,664
Short-Term Investments	507,188	–	–	507,188

Total	$171,583,852	$–	$–	$171,583,852

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$55,911,301	$–	$–	$55,911,301
Short-Term Investments	335,329	–	–	335,329

Total	$56,246,630	$–	$–	$56,246,630

The Funds recognize transfers between levels as of the end of the fiscal year. For the period ended March 31, 2013, there were no transfers between Level 1 and Level 2 securities. For the period ended March 31, 2013, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2009 through December 31, 2012 for the federal jurisdiction and for the years ended December 31, 2008 through December 31, 2012 for Colorado, the Portfolios’ returns are still open to examination by the appropriate taxing authorities.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of March 31, 2013, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Gross appreciation (excess of value over tax cost)	$1,441,685	$7,844,758	$18,008,193	$17,972,591	$5,657,734
Gross depreciation (excess of tax cost over value)	(99,195)	(379,649)	(986,008)	(1,055,298)	(328,771)

Net unrealized appreciation/(depreciation)	$1,342,490	$7,465,109	$17,022,185	$16,917,293	$5,328,963

Cost of Investments for income tax purposes	$38,595,741	$112,898,949	$187,620,534	$154,666,559	$50,917,667

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	May 30, 2013

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (Principal Financial Officer)

Date:	May 30, 2013